Schedule of Related Party Transactions (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Related Party Transactions Schedule Of Related Party Transactions 1	84,000
Related Party Transactions Schedule Of Related Party Transactions 2	84,000
Related Party Transactions Schedule Of Related Party Transactions 3	84,000
Related Party Transactions Schedule Of Related Party Transactions 4	528,000
Related Party Transactions Schedule Of Related Party Transactions 5	528,000
Related Party Transactions Schedule Of Related Party Transactions 6	528,000
Related Party Transactions Schedule Of Related Party Transactions 7	80,800
Related Party Transactions Schedule Of Related Party Transactions 8	76,700
Related Party Transactions Schedule Of Related Party Transactions 9	74,200
Related Party Transactions Schedule Of Related Party Transactions 10	89,493
Related Party Transactions Schedule Of Related Party Transactions 11	574
Related Party Transactions Schedule Of Related Party Transactions 12	748
Related Party Transactions Schedule Of Related Party Transactions 13	271,400
Related Party Transactions Schedule Of Related Party Transactions 14	260,350
Related Party Transactions Schedule Of Related Party Transactions 15	239,118
Related Party Transactions Schedule Of Related Party Transactions 16	3,763
Related Party Transactions Schedule Of Related Party Transactions 17	7,217
Related Party Transactions Schedule Of Related Party Transactions 18	4,070